CONSTRUCTION IN PROGRESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 625,692	¥ 620,998
Dry hole costs written off	5,928	5,831	¥ 6,921
Balance at end of year	589,247	625,692	620,998
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	173,872	137,449
Additions	130,283	144,751
Dry hole costs written off	(5,928)	(5,831)
Transferred to property, plant and equipment	(141,157)	(92,323)
Reclassification to other long-term assets	(11,464)	(10,086)
Impairment losses for the year	(844)	(135)
Disposals and others	(19,944)	46
Exchange adjustments	(53)	1
Balance at end of year	¥ 124,765	¥ 173,872	¥ 137,449